Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 10: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s capitalization at June 30, 2018 was 100,000,000 authorized common shares and 5,000,000 authorized preferred shares, both with a par value of $0.0001 per share.

Common Stock

As of June 30, 2018, and December 31, 2017, 3,679,500 shares of common stock were issued and outstanding.

Warrants

Class A Warrants

On January 25, 2016, the Company initiated a Private Placement and issued Class A Warrants to purchase 61,083 shares of common stock at a price of $12.00 per share through and including December 31, 2018.

The Class A Warrants are redeemable upon thirty (30) days’ notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for ten (10) consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.

The exercise price and number of shares of common stock or other securities issuable on exercise of the Class A Warrants are subject to adjustment in certain circumstances, including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation of our company. However, no Class A Warrant is subject to adjustment for issuances of common stock at a price below the exercise price of that Class A Warrant.

No fractional shares will be issued upon exercise of the Class A Warrants. However, if a Warrant holder exercises all Class A Warrants then owned of record by that holder, we will pay to such Class A Warrant holder, in lieu of the issuance of any fractional share which is otherwise issuable, an amount in cash based on the market value of the common stock on the last trading day prior to the exercise date.

The Company has 61,083 Class A Warrants issued and outstanding as of June 30, 2018 and December 31, 2017, respectively.

Class B Convertible Preferred Stock and Class B Warrants

On January 8, 2018, the Company conducted a confidential private placement of its securities in which the Company offered to sell a minimum of 160,000 units and a maximum of 300,000 units to certain accredited investors, with each such unit consisting of (i) one-half (1/2) share of Company’s Class B Convertible Preferred Stock (“Class B PS” or “PS”), par value of $0.0001 per share, and (ii) one-half (1/2) Class B Warrant to purchase a share of the Company’s common stock, par value $0.0001 per share. The Company sold 162,000 units (the “March Units”) for gross proceeds of $810,000 in the first closing, and received on March 14, 2018, cash proceeds of $613,200, net of commissions of $64,800 earned by the placement agent on the capital raise, $128,000 in legal fees, and $4,000 in escrow fees. Each unit was sold at a price of $5.00 per unit. Each Class B Warrant has an initial exercise price of $12.00 per share, subject to adjustment, and is exercisable for a period of five (5) years from the date of issuance.

On May 2, 2018, the Company conducted a confidential private placement of its securities in which the Company offered to sell a maximum 140,000 units to certain accredited investors, with each such unit consisting of (i) one-half (1/2) share of Company’s Class B Convertible Preferred Stock (“Class B PS” or “PS”), par value of $0.0001 per share, and (ii) one-half (1/2) Class B Warrant to purchase a share of the Company’s common stock, par value $0.0001 per share. Each unit will be sold at a price of $5.00 per unit. Each warrant has an initial exercise price of $12.00 per share, subject to adjustment, and is exercisable for a period of five years from the date of issuance. On May 15, 2018, the Company sold all 140,000 units (the “May Units”) for gross proceeds of $700,000, and received cash proceeds of $587,957, net of commissions and fees of $74,574 earned by the placement agent on capital raise, $33,469 in legal fees, and $4,000 in escrow fees. The Company issued to the underwriter 3,500 Placement Agent Warrants at their fair value of $12,527.

The Class B PS are convertible at the holders’ option at any time into shares of common stock at a conversion price of $10.00 per share, as may be adjusted (the “Optional conversion”). The PS will be automatically converted upon the completion of an IPO at an adjusted conversion price that is, in the case of: (i) a Qualified IPO (as defined), the lesser of (A) $10.00 per share and (B) seventy percent (70%) of the offering price per share of common stock in such Qualified IPO; (ii) a Non-Qualified IPO (as defined), fifty percent (50%) of the lesser of (A) $10.00 per share and (B) the offering price per share of common stock in such Non-Qualified IPO, or (iii) an OTC Listing, at fifty percent (50%) of $10.00 per share. The conversion price of the Class B PS is subject to standard anti-dilution provisions in connection with any stock split, stock dividend, subdivision or similar reclassification of the common stock. The conversion price of the Class B PS is also subject to adjustment if the company consummates a subsequent sale of common stock (or securities exercisable for or convertible into common stock) prior to an initial public offering of common stock, at a purchase price per share of common stock (or, with respect to securities exercisable for or convertible into common stock, having an exercise or conversion price- per share of common stock) less than $10.00 per share, at which time it will adjust to the new securities’ price. The Class B PS are also subject to redemption in cash at the option of the holders at any time after the second anniversary of the initial closing, in an amount per share equal to 120% of the greater of (a) the stated value and (b) the fair market value of such Class B PS. As the Class B PS is not mandatorily redeemable it is to be classified in equity, but as the redemption is not solely in the control of the Company it is classified outside of permanent equity in mezzanine equity.

The Class B PS were analyzed for any embedded derivatives that should be bifurcated and accounted for separately. An embedded derivative shall be separated from the host contract and accounted for as a derivative instrument if certain criteria are met, one of which is that the embedded derivative must not be clearly and closely related to the economic characteristics and risks of the host instrument. The Company therefore analyzed if the conversion feature is more akin to debt or equity. The considerations included that the Class B PS does not have mandatory redemption, nor is it contingently redeemable at inception or for the first two years, no dividends are to be paid, nor is there a stated return. Furthermore, the PS have voting rights on the same class as the common stock and with a number of votes equal to the number of shares of common stock then issuable upon conversion. The PS automatically converts to equity upon the completion of an IPO, which is another factor to weigh towards being akin to equity. These factors all make the PS more akin to equity than debt. After considering all these provisions of the PS, it would appear the PS is more akin to an equity instrument. As the conversion feature is an equity linked instrument, the Company concluded that the embedded derivative and the PS are clearly and closely related, and since it does not meet all three criteria, it would not be required to be bifurcated and accounted for separately. The conversion feature does not have a beneficial aspect as the conversion price exceeds the fair value of the common stock, which was valued at $3.58 per share as of the commitment date of March 14, 2018 and May 15, 2018, respectively.

The Company also analyzed the redemption feature to determine if was necessary to accrete the PS up to the redemption value. The accretion is not required until it is probable that the PS will become redeemable. The PS are convertible, mandatorily upon the expected IPO and at any time at the option of the holders, and the holders cannot exercise the redemption feature until two years after issuance date. The Company has determined it is not probable the PS will be redeemed, as they expect the PS to be converted into common shares prior to the period in which they would be redeemable. The Company believes that the expected IPO will close before the PS become redeemable at the option of the holders. The Company will re-evaluate this uncertainty every period, and at such time as they determine redemption is probable, the carrying amount of the preferred stock should be accreted to its redemption value.

Each Class B Warrant included in the October Units entitles the holder thereof to purchase one share of common stock at a price of $12.00 per share, with a five-year exercise term. The exercise price and number of shares of common stock or other securities issuable upon exercise of the warrants are subject to certain adjustments, including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation of the company. The exercise price of the warrants is also subject to a future issuance anti-dilution adjustment. While the Class B PS are outstanding, if the conversion price of the Class B PS is reset upon a dilutive issuance, the exercise price for the warrants adjusts to 120% of the adjusted Class B PS conversion price. After the Class B PS are no longer outstanding, the exercise price is adjustable to the new issuance price upon any future dilutive issuance. The Company evaluated if the warrants fell within the scope exception in ASC 815-10-15-74(a). The Company has elected to early adopt ASU 2017-11, and accordingly the reset provision is not included in the consideration of if the warrants are indexed to the Company’s own common stock, and as this is the only adjustment to the exercise price, the warrant would be considered indexed to its own stock. The warrants do not contain any provision which would preclude equity classification, and as a result the warrant qualifies for the derivative scope exception and is classified in equity.

As of June 30, 2018, 412,875 Class B PS, 265,500 Class B Warrants, and 38,275 Placement Agent Warrants were issued and outstanding. As of December 31, 2017, 198,875 Class B PS, 114,500 Class B Warrants, and 30,725 Placement Agent Warrants were issued and outstanding.

The 2016 Equity Incentive Plan

The 2016 Equity Incentive Plan (the “2016 Plan”) was adopted by the Board of Directors and approved by the shareholders on July 6, 2016. The awards per 2016 Plan may be granted through July 5, 2026 to the Company’s employees, consultants, directors and non-employee directors provided such consultants, directors and non-employee directors render good faith services not in connection with the offer and sale of securities in a capital-raising transaction. The maximum number of shares of our common stock that may be issued under the 2016 Plan is 1,000,000 shares, which amount will be (a) reduced by awards granted under the 2016 Plan, and (b) increased to the extent that awards granted under the 2016 Plan are forfeited, expire or are settled for cash (except as otherwise provided in the 2016 Plan). No employee will be eligible to receive more than 125,000 shares of common stock in any calendar year under the 2016 Plan pursuant to the grant of awards.

On January 3, 2017, the Board of Directors of the Company approved and granted to the President/Chief Executive Officer (“Officer”) of the Company an option to purchase One Hundred Twenty Five Thousand (125,000) shares of the Company’s Common Stock (“Option”) under the Company’s 2016 Equity Incentive Plan (the “Plan”). The Option will have an exercise price that is no less than $10.00 per share and will vest over four (4) years, with 25% of the total number of shares subject to the Option vesting on the one (1) year anniversary of the date of grant and, the remainder vesting in equal installments on the last day of each of the thirty-six (36) full calendar months thereafter.  Vesting will depend on the Officer’s continued service as an employee with the Company and will be subject to the terms and conditions of the Plan and the written Stock Option Agreement governing the Option. As of December 31, 2017, the Company estimated the fair value of the options using the Black-Scholes option pricing model was $448,861. The Company recorded compensation expense of $56,108 for the vested period of the stock options for the six months ended June 30, 2018 and 2017, respectively. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $3.60 at the issuance date; a risk-free interest rate of 1.72% and the expected volatility of the Company’s common stock of 315.83% (estimated based on the common stock of comparable public entities). As of June 30, 2018, the unrecognized compensation expense was $280,538 which will be recognized as compensation expense over 2.5 years.

NOTE 9: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company’s capitalization at December 31, 2017 was 100,000,000 authorized common shares and 5,000,000 authorized preferred shares, both with a par value of $0.0001 per share.

Common Stock

On April 4, 2014, the Company executed a Promissory Note (the “Note”) with a third party for $500,000 at annual interest rate of 21%, calculated from the date on which the date Company received the loan proceeds and continuing until all principal, interest, fees and costs are paid in full.

On December 29, 2015, the Company and the third party entered into a Mutual Rescission Agreement and General Release to terminate and rescind the Note, Security Agreement and Stipulation for Entry of Judgment (collectively the “Agreements”). The rescission was effectuated by (a) the Company agreeing to issue 83,333 shares of its common stock to the third party in exchange for the $500,000 Note, (b) the parties agreeing to cancel the Agreements, and (c) any and all monies previously paid by the Company to the third party shall belong to the third party as money earned for services rendered to the Company. On February 25, 2016, the Company issued 83,333 shares of its common stock to the third party in exchange for a full settlement of the Note of $500,000.

On January 10, 2016, the Company offered to sell and sold thereafter, 846,750 of its common stock to its management team, consultants and advisors for a total consideration of $10,161. The Company recorded a compensation expense of $599,499 for the fair value of the common stock issued. The issuances of securities were issued in a transaction exempt from the registration requirements of the Securities Act of 1933, pursuant to Section 4(a)(2) and Rule 506 of Regulation D thereof.

On January 25, 2016, the Company initiated a Private Placement of its securities, in which it sold to accredited investors, 122,167 units at $3.00 per unit, with each unit consisting of one-half (1/2) of a share of common stock and one-half (1/2) of a redeemable Class A Warrant. The price per unit was determined by the Company’s management and its Board of Directors. The Company received $366,500 in cash proceeds from the sale of 122,167 units. Each Class A Warrant entitled the unit holder to purchase, at any time until December 31, 2018, one share of Company’s common stock at an exercise price of $12.00 per share. Assuming the full exercise of the Class A Warrants for cash, the Company would receive additional proceeds of $733,000, for an aggregate of $1,099,500 in proceeds from the sale of the units pursuant to the January 25, 2016 Private Placement and the exercise of the Class A Warrants. The fair value of the warrants granted, as estimated by management, was $176,250, calculated using the Black-Scholes option pricing model using the assumptions of risk free discount rate of 1.11%, volatility of 250% (based upon comparable company data), 3 years term, and dividend yield of 0%. The issuances of securities described above were issued in a transaction exempt from the registration requirements of the Securities Act of 1933, pursuant to Section 4(a)(2) and Rule 506 of Regulation D thereof.

On February 25, 2016, the Company issued 83,333 shares of its common stock to a third party in exchange for a full settlement of a promissory note of $500,000 (Note 6).

On October 5, 2016, the Company effectuated a reverse stock split of its common stock (the “Reverse Split”). As a result of the Reverse Split, each six shares of Common Stock issued and outstanding prior to the Reverse Split were converted into one share of common stock, and all options, warrants, and any other similar instruments convertible into, or exchangeable or exercisable for, shares of Common Stock were proportionally adjusted.

As of December 31, 2017, and 2016, 3,679,500 shares of common stock were issued and outstanding.

Preferred Stock

The preferred stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of Preferred Stock and to determine the designation of any such series. The Board of Directors is also authorized to determine or alter the rights, preferences, privileges, and restrictions granted to or imposed upon any wholly unissued series of preferred stock and, within the limits and restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, to increase or decrease (but not below the number of shares of such series than outstanding) the number of shares of any such series subsequent to the issue of shares of that series.

Class B Convertible Preferred Stock

On October 17, 2016, the Company conducted a private placement in which the Company sold units to certain accredited investors, with each such unit consisting of one-half (1/2) of a share of Class B Convertible Preferred Stock and half (1/2) of a Class B Warrant to purchase a share of the Company’s common stock for an exercise price of $12.00 per share (the “October Units”). The Class B Convertible Preferred Stock will vote together with the common stock and not as a separate class. Each Class B Convertible Preferred Stock shall have a number of votes equal to the number of shares of common stock then issuable upon conversion of such Class B Convertible Preferred Stock. The Class B Convertible Preferred Stock shall, with respect to rights on liquidation, winding up and dissolution, rank (i) senior to (A) all classes of common stock, and (B) any other class or series of capital stock hereafter created that specifically subordinates such class or series to the Class B Convertible Preferred Stock and (ii) pari passu with any other class or series of capital stock hereafter created that specifically ranks such shares on parity with the Class B Convertible Preferred Stock. The Class B Convertible Preferred Stock are subject to redemption in cash at the option of the holders at any time after the second anniversary of the initial closing, in an amount per share equal to 120% of the greater of (a) the stated value and (b) the fair market value of such Class B Convertible Preferred Stock. As the Class B Convertible Preferred Stock is not mandatorily redeemable it is to be classified in equity, but as the redemption is not solely in the control of the Company it is classified outside of permanent equity in mezzanine equity.

The Company sold 229,000 October Units for cash proceeds of $1,145,000. The Company paid commissions of $91,600 earned by the placement agent, $130,000 in legal fees and $3,000 escrow fees, plus $400,000 in commissions the placement agent earned on the 2016 Convertible Debenture (Note 6) and $120,000 in prepaid legal fees toward services related to filing the registration statement. The Company recognized $196,758 in issuance costs to third parties, including 5,725 warrants with a fair value of $20,490, issued to the placement agent. The Company estimated the fair value of the warrants using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $3.58 at issuance date; a risk-free interest rate of 1.26% and expected volatility of the Company’s common stock, of 335.98% (estimated based on the common stock of comparable public entities).

The Class B Convertible Preferred Stock are convertible at the holders’ option at any time into shares of common stock at a conversion price of $10.00 per share, as may be adjusted (the “Optional Conversion”). The Class B Convertible Preferred Stock will be automatically converted upon the completion of an IPO at an adjusted conversion price that is, in the case of: (i) a Qualified IPO (as defined), the lesser of (A) $10.00 per share and (B) seventy percent (70%) of the offering price per share of common stock in such Qualified IPO; (ii) a Non-Qualified IPO (as defined), fifty percent (50%) of the lesser of (A) $10.00 per share and (B) the offering price per share of common stock in such Non-Qualified IPO, or (iii) an OTC Listing, at fifty percent (50%) of $10.00 per share. The conversion price of the Class B Convertible Preferred Stock is subject to standard anti-dilution provisions in connection with any stock split, stock dividend, subdivision or similar reclassification of the common stock. The conversion price of the Class B Convertible Preferred Stock is also subject to adjustment if the company consummates a subsequent sale of common stock (or securities exercisable for or convertible into common stock) prior to an initial public offering of common stock, at a purchase price per share of common stock (or, with respect to securities exercisable for or convertible into common stock, having an exercise or conversion price- per share of common stock) less than $10.00 per share, at which time it will adjust to the new securities’ price.

The Class B Convertible Preferred Stock were analyzed for any embedded derivatives that should be bifurcated and accounted for separately. An embedded derivative shall be separated from the host contract and accounted for as a derivative instrument if certain criteria are met, one of which is that the embedded derivative must not be clearly and closely related to the economic characteristics and risks of the host instrument. The Company therefore analyzed if the conversion feature is more akin to debt or equity. The considerations included that the Class B Convertible Preferred Stock does not have mandatory redemption, nor is it contingently redeemable at inception or for the first two years, no dividends are to be paid, nor is there a stated return. Furthermore, the Class B Convertible Preferred Stock have voting rights on the same class as the common stock and with a number of votes equal to the number of shares of common stock then issuable upon conversion. The Class B Convertible Preferred Stock automatically converts to equity upon the completion of an IPO, which is another factor to weigh towards being akin to equity. These factors all make the Class B Convertible Preferred Stock more akin to equity than debt. After considering all these provisions of the Class B Convertible Preferred Stock, it would appear the Class B Convertible Preferred Stock is more akin to an equity instrument. As the conversion feature is an equity linked instrument, the Company concluded that the embedded derivative and the Class B Convertible Preferred Stock are clearly and closely related, and since it does not meet all three criteria, it would not be required to be bifurcated and accounted for separately. The conversion feature does not have a beneficial aspect as the conversion price exceeds the fair value of the common stock, which was valued at $3.58 per share as of the commitment date of October 17, 2017.

The Company also analyzed the redemption feature to determine if was necessary to accrete the Class B Convertible Preferred Stock up to the redemption value. The accretion is not required until it is probable that the Class B Convertible Preferred Stock will become redeemable. The Class B Convertible Preferred Stock are convertible, mandatorily upon the expected IPO and at any time at the option of the holders, and the holders cannot exercise the redemption feature until two years after issuance date. The Company has determined it is not probable the Class B Convertible Preferred Stock will be redeemed, as they expect the Class B Convertible Preferred Stock to be converted into common shares prior to the period in which they would be redeemable. The Company believes that the expected IPO will close before the Class B Convertible Preferred Stock become redeemable at the option of the holders. The Company will re-evaluate this uncertainty every period, and at such time as they determine redemption is probable, the carrying amount of the preferred stock should be accreted to its redemption value.

Each Class B Warrant included in the October Units entitles the holder thereof to purchase one share of common stock at a price of $12.00 per share, through and including October 17, 2021. The exercise price and number of shares of common stock or other securities issuable upon exercise of the warrants are subject to certain adjustments, including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation of the company. The exercise price of the warrants is also subject to a future issuance anti-dilution adjustment. While the Class B PS are outstanding, if the conversion price of the Class B PS is reset upon a dilutive issuance, the exercise price for the warrants adjusts to 120% of the adjusted Class B PS conversion price. After the Class B PS are no longer outstanding, the exercise price is adjustable to the new issuance price upon any future dilutive issuance. The Company evaluated if the warrants fell within the scope exception in ASC 815-10-15-74(a). The Company has elected to early adopt ASU 2017-11, and accordingly the reset provision is not included in the consideration of if the warrants are indexed to the Company’s own common stock, and as this is the only adjustment to the exercise price, the warrant would be considered indexed to its own stock. The warrants do not contain any provision which would preclude equity classification, and as a result the warrant qualifies for the derivative scope exception and is classified in equity.

As of December 31, 2017, and 2016, 198,875 Class B PS, including 84,375 Class B PS issued to the October 2016 debenture noteholder (Note 6) are issued and outstanding, and 145,225 Class B Warrants, including 30,725 issued to the placement agent in connection to the October 2016 debenture are issued and outstanding.

Class A Warrants

On January 25, 2016, the Company initiated a Private Placement and issued Class A Warrants to purchase 61,083 shares of common stock at a price of $12.00 per share through and including December 31, 2018.

The Class A Warrants are redeemable upon thirty (30) days’ notice, at a price of $0.60 per Class A Warrant, provided the average of the closing bid price of the common stock, as reported by NASDAQ or the average of the last sale price if the common stock is then listed on the NASDAQ or another national securities exchange, shall exceed $24.00 per share (subject to adjustment) for 10 consecutive trading days prior to the third day preceding the date on which notice of redemption is given by the warrant holder. The holders of Class A Warrants called for redemption have exercise rights until the close of business on the date fixed for redemption.

The exercise price and number of shares of common stock or other securities issuable on exercise of the Class A Warrants are subject to adjustment in certain circumstances, including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation of our company. However, no Class A Warrant is subject to adjustment for issuances of common stock at a price below the exercise price of that Class A Warrant.

No fractional shares will be issued upon exercise of the Class A Warrants. However, if a Warrant holder exercises all Class A Warrants then owned of record by that holder, we will pay to such Class A Warrant holder, in lieu of the issuance of any fractional share which is otherwise issuable, an amount in cash based on the market value of the common stock on the last trading day prior to the exercise date.

As of December 31, 2017, and 2016, 61,083 Class A Warrants are issued and outstanding.

The 2016 Equity Incentive Plan

The 2016 Equity Incentive Plan (the “2016 Plan”) was adopted by the Board of Directors and approved by the shareholders on July 6, 2016. The awards per 2016 Plan may be granted through July 5, 2026 to the Company’s employees, consultants, directors and non-employee directors provided such consultants, directors and non-employee directors render good faith services not in connection with the offer and sale of securities in a capital-raising transaction. The maximum number of shares of our common stock that may be issued under the 2016 Plan is 1,000,000 shares, which amount will be (a) reduced by awards granted under the 2016 Plan, and (b) increased to the extent that awards granted under the 2016 Plan are forfeited, expire or are settled for cash (except as otherwise provided in the 2016 Plan). No employee will be eligible to receive more than 125,000 shares of common stock in any calendar year under the 2016 Plan pursuant to the grant of awards.

On January 3, 2017, the Board of Directors of the Company approved and granted to the President/Chief Executive Officer (“Officer”) of the Company an option to purchase One Hundred Twenty Five (125,000) shares of the Company’s Common Stock (“Option”) under the Company’s 2016 Equity Incentive Plan (the “Plan”). The Option will have an exercise price that is no less than $10.00 per share and will vest over four years, with 25% of the total number of shares subject to the Option vesting on the one-year anniversary of the date of grant and, the remainder vesting in equal installments on the last day of each of the thirty-six (36) full calendar months thereafter. Vesting will depend on the Officer’s continued service as an employee with the Company and will be subject to the terms and conditions of the Plan and the written Stock Option Agreement governing the Option. As of December 31, 2017, the Company estimated the fair value of the options using the Black-Scholes option pricing model was $448,861. The Company recorded compensation expense of $112,215 for the vested period of the stock options for the year ended December 31, 2017. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $3.60 at the issuance date; a risk-free interest rate of 1.72% and the expected volatility of the Company’s common stock of 315.83% (estimated based on the common stock of comparable public entities).